UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-04215

BNY Mellon U.S. Mortgage Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	04/30
Date of reporting period:	10/31/2019

FORM N-CSR

Item 1.          Reports to Stockholders.

bBNY Mellon U.S. Mortgage Fund, Inc.

SEMIANNUAL REPORT October 31, 2019

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon U.S. Mortgage Fund, Inc.	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon U.S. Mortgage Fund, Inc. (formerly, Dreyfus U.S. Mortgage Fund), covering the six-month period from May 1, 2019 through October 31, 2019. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. equity markets experienced periods of volatility during the reporting period, caused in part by concerns over slowing global growth and trade tensions. Prior to the start of the period, stocks enjoyed steady gains, as investors responded favorably to comments from the U.S. Federal Reserve (the “Fed”). However, the momentum shifted in May 2019, and equity securities began the six months by losing ground. The first month of the period brought increased trade tensions between the U.S. and China and renewed anxiety over moderating global economic growth rates. Markets resumed their upward trajectory in June and July of 2019, when a trade deal appeared more likely, and the pace of U.S. economic growth remained steady. Nevertheless, concerns continued to emerge over slowing global growth, resulting in bouts of market volatility in August 2019. But stocks rebounded in September and continued an upward path through most of October 2019, supported in part by central bank policy and consistent consumer spending.

In fixed-income markets, indices generally rose during the reporting period, as mixed economic data and the Fed’s new data-dependent stance regarding future policy moves suggested the economy could be slowing. Markets had been expecting a loosening of monetary policy, and at the end of July 2019, the Fed cut the federal funds rate by 25 basis points. The Fed cut rates again in September and October, for a total 75-basis-point reduction in the federal funds rate during the six months. Concerns about the pace of global economic growth also fueled demand for fixed-income instruments during much of the reporting period, resulting in positive bond market returns.

We remain optimistic on the near-term economic outlook for the U.S. but will monitor relevant data for any signs of a change. As always, we encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
November 15, 2019

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from May 1, 2019 through October 31, 2019, as provided by portfolio managers Eric Seasholtz and Karen Gemmett, CFA, of Amherst Capital Management LLC, Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended October 31, 2019, BNY Mellon U.S. Mortgage Fund, Inc.’s (formerly, Dreyfus U.S. Mortgage Fund) Class A shares produced a total return of 3.54%, Class C shares returned 3.17%, Class I shares returned 3.72%, Class Y shares returned 3.73% and Class Z shares returned 3.64%.1 In comparison, the fund’s benchmark, the Bloomberg Barclays GNMA Index (the “Index”), achieved a total return of 3.66% for the same period.2

Mortgage-backed securities (MBS) produced positive returns over the reporting period, amid falling Treasury rates and a continuation of accommodative Federal Reserve (“Fed”) monetary policies, although these factors may increase volatility and prepayment risk within the mortgage markets. The fund’s Class I and Class Y shares outperformed the Index, primarily due to selection of securities outside of the Index which have more stable cash flows and better prepayment characteristics than those found within the Index.

The Fund’s Investment Approach

The fund seeks to maximize total return, consisting of capital appreciation and current income. To pursue its goal, the fund normally invests at least 80% of its net assets in U.S. mortgage-related securities. These mortgage-related securities may include certificates issued and guaranteed, as to timely payment of principal and interest, by the Government National Mortgage Association (GNMA or “Ginnie Mae”); securities issued by government-related organizations, such as the Federal National Mortgage Association (FNMA or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (FHLMC or “Freddie Mac”); residential and commercial mortgage-backed securities issued by governmental agencies or private entities; and collateralized mortgage obligations (CMOs). The fund will invest at least 65% of its net assets in Ginnie Maes. The fund can invest in privately issued, mortgage-backed securities with a “BBB” or higher credit quality, but currently intends to invest in only those securities with an “A” or higher credit quality.

Low Rates Drive Market Returns

U.S. bonds posted positive returns throughout the period. Investor demand for bonds helped to tighten spreads for many risk assets. However, mortgage spreads widened during the period, in part due to increased prepayment risk and the runoff of the Fed balance sheet. The Fed maintained a dovish tone during the six months and cut the federal funds rate by 25 basis points in July, September and October, for a 75-basis-point total reduction in the target range. Rates across the Treasury curve fell, and the curve flattened for much of the period.

Throughout the period, the Fed continued to reduce its balance-sheet exposure to mortgage-backed securities from U.S. government agencies, including Ginnie Mae, by discontinuing its practice of reinvesting debt that has been paid down. In addition, the low-rate environment is allowing home buyers to continue to borrow cheaply, potentially increasing home purchases and the supply of mortgages into the market. Furthermore, a low-rate environment increases prepayment risk and can lead to increased volatility within the market.

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

Security-Selection Decisions Drive Fund Results

Security selection outside of the Index benefited performance during the six months. Spreads on generic agency mortgage-backed securities widened over the period, so the fund’s performance benefited from the underweight to generic index agency pass-throughs. The fund focused on securities with more stable cash flows, better than expected risk-adjusted returns and less prepayment risk than those found in the benchmark, and this helped to drive outperformance. As part of the non-index exposure, allocations to Ginnie Mae adjustable-rate mortgages, agency collateralized mortgage obligations and non-government-insured bonds backed by commercial mortgages and single-family home rentals, benefited results.

Conversely, the fund’s position in Freddie Mac and Fannie Mae adjustable-rate mortgages provided a minor headwind to performance.

Maintaining a Cautious Position

With the widening in agency mortgage-backed security spreads, the fund took advantage of the opportunity and reduced the underweight to agency mortgage-backed securities. Other than this particular increase in risk, we remain defensive in our positioning. Prepayment risk is significant, and some areas of the market are showing high levels of refinancing activity, which can have an adverse effect on security prices. Even with our increased position, we remain underweight to agency mortgage-backed securities and continue to seek additional opportunities with favorable convexity and prepayment characteristics.

November 15, 2019

1  Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I, Class Y, and Class Z are not subject to any initial or deferred sales charge. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement in effect through August 30, 2020, at which time it may be extended, modified, or terminated. Past performance is no guarantee of future results.

2  Source: Lipper Inc. — The Bloomberg Barclays GNMA Index tracks agency mortgage-backed pass-through securities guaranteed by Ginnie Mae (GNMA). The Index is constructed by grouping individual TBA-deliverable MBS pools into aggregates or generics based on program, coupon and vintage. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

The fund may, but is not required to, use derivative instruments, such as options, futures, options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps, and other credit derivatives. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon U.S. Mortgage Fund, Inc. from May 1, 2019 to October 31, 2019. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended October 31, 2019

	Class A	Class C	Class I	Class Y	Class Z
Expense paid per $1,000†	$4.60	$8.43	$3.33	$3.33	$4.10
Ending value (after expenses)	$1,035.40	$1,031.70	$1,037.20	$1,037.30	$1,036.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended October 31, 2019

	Class A	Class C	Class I	Class Y	Class Z
Expense paid per $1,000†	$4.57	$8.36	$3.30	$3.30	$4.06
Ending value (after expenses)	$1,020.61	$1,016.84	$1,021.87	$1,021.87	$1,021.11

†Expenses are equal to the fund’s annualized expense ratio of .90% for Class A, 1.65% for Class C, .65% for Class I, .65% for Class Y and .80% for Class Z, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

October 31, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 106.5%
Asset-Backed Certificates - 3.7%
American Homes 4 Rent, Ser. 2015-SFR2, Cl. A	3.73	10/17/2052	3,258,024	[a]	3,466,865
Progress Residential Trust, Ser. 2019-SFR2, Cl. A	3.15	5/17/2036	4,000,000	[a]	4,074,552
Tricon American Homes Trust, Ser. 2017-SFR1, Cl. A	2.72	9/17/2034	3,982,088	[a]	4,007,964
				11,549,381
Collateralized Municipal-Backed Securities - 4.9%
Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates, Multifamily Structured Pass Through Certificates, Ser. KGX1, Cl. AFX	3.00	10/25/2027	11,000,000	[b]	11,616,414
Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates, Ser. Q007, Cl. APT1	2.98	10/25/2047	3,565,476	[b]	3,643,021
				15,259,435
Commercial Mortgage Pass-Through Ctfs. - 7.5%
BFLD Trust, Ser. 2019-DPLO, Cl. A, 1 Month LIBOR +1.90%	3.00	10/15/2034	1,800,000	[a,c]	1,800,827
COMM Mortgage Trust, Ser. 2018-HOME, Cl. A	3.82	4/10/2033	7,000,000	[a]	7,656,377
GS Mortgage Securities Trust, Ser. 2018-HULA, Cl. A, 1 Month LIBOR +.92%	2.83	7/15/2025	2,959,684	[a,c]	2,959,780
Intown Hotel Portfolio Trust, Ser. 2018-STAY, Cl. A, 1 Month LIBOR +.70%	2.61	1/15/2033	3,000,000	[a,c]	2,998,569
Morgan Stanley Capital I Trust, Ser. 2019-AGLN, Cl. A, 1 Month LIBOR +.95%	2.87	3/15/2034	1,300,000	[a,c]	1,301,373
Starwood Waypoint Homes Trust, Ser. 2017-1, Cl. A, 1 Month LIBOR +.95%	2.86	1/17/2035	6,691,082	[a,c]	6,689,946
				23,406,872
U.S. Government Agencies Mortgage-Backed - 90.4%
Federal National Mortgage Association REMICS, Ser. 2003-49, Cl. JE	3.00	4/25/2033	7,818	[b]	7,820
Government National Mortgage Association, Ser. 2004-109, Cl. ZW	6.00	12/20/2034	5,052,995		5,778,657
Government National Mortgage Association, Ser. 2010-89, Cl. Z	5.00	7/20/2040	8,784,063		9,851,485

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 106.5% (continued)
U.S. Government Agencies Mortgage-Backed - 90.4% (continued)
Government National Mortgage Association, Ser. 2011-48, Cl. FP, 1 Month LIBOR +.40%	2.25	4/20/2041	3,321,537	[c]	3,321,720
Government National Mortgage Association, Ser. 2012-61, Cl. FM, 1 Month LIBOR +.40%	2.29	5/16/2042	5,240,963	[c]	5,251,195
Government National Mortgage Association, Ser. 2017-57, Cl. IO	5.00	4/20/2047	11,601,497		1,979,522
Government National Mortgage Association, Ser. 2017-75, Cl. IO	5.00	5/20/2047	12,790,582		2,097,006
Federal Home Loan Mortgage Corporation:
4.00%, 5/1/49			6,346,767	[b]	6,606,110
Federal National Mortgage Association:
2.79%, 1/1/48			6,027,180	[b]	6,123,697
3.02%, 1/1/48			8,039,689	[b]	8,200,173
3.50%			15,000,000	[b,d]	15,403,125
3.50%, 5/1/45-1/1/47			12,768,033	[b]	13,641,705
4.00%, 11/1/42-2/1/48			6,611,597	[b]	7,118,104
4.50%, 1/1/49			5,929,124	[b]	6,414,684
Government National Mortgage Association I:
3.50%, 9/15/41-2/15/48			9,205,970		9,729,878
4.00%, 10/15/39-6/15/46			16,567,855		17,845,640
4.50%, 4/15/39-12/15/47			21,286,777		23,327,018
Government National Mortgage Association II:
1.50%, 9/20/46-11/20/46			9,754,365		10,030,146
2.00%, 5/20/47-9/20/47			17,503,752		17,928,904
3.00%			12,000,000	[d]	12,350,907
3.00%, 8/20/46			3,879,583		4,005,072
3.50%			10,800,000	[d]	11,207,531
3.50%, 9/20/42-3/20/48			52,902,839		55,671,174
4.00%, 10/20/47			3,530,281		3,687,723
4.50%, 12/20/39-11/20/47			3,508,059		3,766,820
5.00%, 11/20/48-4/20/49			3,028,227		3,223,641
5.50%, 11/20/48-9/20/49			16,453,743		17,415,681
				281,985,138
Total Bonds and Notes (cost $329,793,724)			332,200,826

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - 4.5%
Registered Investment Companies - 4.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $13,876,331)	1.79	13,876,331	[e] 13,876,331
Total Investments (cost $343,670,055)		111.0%	346,077,157
Liabilities, Less Cash and Receivables		(11.0%)	(34,271,380)
Net Assets		100.0%	311,805,777

LIBOR—London Interbank Offered Rate

REMIC—Real Estate Mortgage Investment Conduit

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2019, these securities were valued at $34,956,253 or 11.21% of net assets.

b The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

c Variable rate security—rate shown is the interest rate in effect at period end.

d Purchased on a forward commitment basis.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Mortgage Securities	102.8
Investment Companies	4.5
Asset Backed Securities	3.7
111.0

† Based on net assets.

See notes to financial statements.

Statement of TBA Sale Commitments

October 31, 2019 (Unaudited)

Description	Principal Amount ($)		Value ($)
Bonds and Notes - 1.0%
U.S. Government Agencies Mortgage-Backed - 1.0%
Federal National Mortgage Association
3.50%	3,100,000	[a]	3,183,312
Total Sale Commitments (proceeds $3,175,320)		3,183,312

a Purchased on a forward commitment basis.

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 4/30/19 ($)	Purchases ($)	Sales ($)	Value 10/31/19 ($)	Net Assets (%)	Dividends/ Distributions ($)
Registered Investment Companies;
Dreyfus Institutional Preferred Government Plus Money Market Fund	3,279,273	74,140,927	63,543,869	13,876,331	4.5	246,625

See notes to financial statements.

STATEMENT OF SWAP AGREEMENTS

October 31, 2019 (Unaudited)

Centrally Cleared Interest Rate Swaps
Received Reference Entity	Paid Reference Entity	Maturity Date	Notional Amount ($)	Unrealized Appreciation ($)
USD - 3 Month Libor	USD Fixed at 1.5135	8/27/29	10,000,000	87,966
Gross Unrealized Appreciation				87,966

USD—United States Dollar

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2019 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments
Unaffiliated issuers	329,793,724	332,200,826
Affiliated issuers	13,876,331	13,876,331
Receivable for investment securities sold		6,823,430
Interest receivable		984,339
Cash collateral held by broker—Note 4		492,653
Receivable for shares of Common Stock subscribed		122,059
Prepaid expenses		49,437
		354,549,075
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		141,545
Payable for investment securities purchased		38,937,575
TBA sale commitments, at value (proceeds $3,175,320)—Note 4		3,183,312
Payable for shares of Common Stock redeemed		292,958
Payable for swap variation margin—Note 4		101,660
Directors fees and expenses payable		10,786
Other accrued expenses		75,462
		42,743,298
Net Assets ($)		311,805,777
Composition of Net Assets ($):
Paid-in capital		316,578,527
Total distributable earnings (loss)		(4,772,750)
Net Assets ($)		311,805,777

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	25,615,843	539,027	2,971,763	82,577	282,596,567
Shares Outstanding	1,704,170	35,834	197,857	5,494	18,794,547
Net Asset Value Per Share ($)	15.03	15.04	15.02	15.03	15.04

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2019 (Unaudited)

Investment Income ($):
Income:
Interest	4,536,817
Dividends from affiliated issuers	246,625
Total Income	4,783,442
Expenses:
Management fee—Note 3(a)	795,952
Service plan fees—Note 3(b)	228,655
Shareholder servicing costs—Note 3(c)	158,580
Professional fees	45,125
Registration fees	40,189
Prospectus and shareholders’ reports	17,750
Directors’ fees and expenses—Note 3(d)	17,704
Loan commitment fees—Note 2	3,726
Custodian fees—Note 3(c)	879
Miscellaneous	22,733
Total Expenses	1,331,293
Less—reduction in expenses due to undertaking—Note 3(a)	(51,536)
Net Expenses	1,279,757
Investment Income—Net	3,503,685
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	352,231
Net realized gain (loss) on swap agreements	277
Net Realized Gain (Loss)	352,508
Net change in unrealized appreciation (depreciation) on investments	7,353,947
Net change in unrealized appreciation (depreciation) on swap agreements	87,966
Net Change in Unrealized Appreciation (Depreciation)	7,441,913
Net Realized and Unrealized Gain (Loss) on Investments	7,794,421
Net Increase in Net Assets Resulting from Operations	11,298,106

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2019 (Unaudited)	Year Ended April 30, 2019
Operations ($):
Investment income—net	3,503,685	7,500,581
Net realized gain (loss) on investments	352,508	702,664
Net change in unrealized appreciation (depreciation) on investments	7,441,913	3,440,521
Net Increase (Decrease) in Net Assets Resulting from Operations	11,298,106	11,643,766
Distributions ($):
Distributions to shareholders:
Class A	(307,435)	(588,078)
Class C	(6,010)	(18,453)
Class I	(48,538)	(57,564)
Class Y	(1,097)	(1,915)
Class Z	(3,500,461)	(6,599,970)
Total Distributions	(3,863,541)	(7,265,980)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	884,782	859,065
Class C	48,100	83,478
Class I	721,057	2,458,782
Class Z	1,183,399	2,617,449
Distributions reinvested:
Class A	274,558	527,301
Class C	5,671	17,261
Class I	48,317	55,425
Class Z	3,161,600	5,937,651
Cost of shares redeemed:
Class A	(2,126,702)	(7,306,811)
Class C	(581,454)	(857,871)
Class I	(1,345,551)	(1,377,801)
Class Y	(2,000)	-
Class Z	(15,067,858)	(39,328,666)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(12,796,081)	(36,314,737)
Total Increase (Decrease) in Net Assets	(5,361,516)	(31,936,951)
Net Assets ($):
Beginning of Period	317,167,293	349,104,244
End of Period	311,805,777	317,167,293

	Six Months Ended October 31, 2019 (Unaudited)	Year Ended April 30, 2019
Capital Share Transactions (Shares):
Class Aa
Shares sold	59,354	59,313
Shares issued for distributions reinvested	18,427	36,481
Shares redeemed	(142,704)	(505,602)
Net Increase (Decrease) in Shares Outstanding	(64,923)	(409,808)
Class Ca
Shares sold	3,199	5,758
Shares issued for distributions reinvested	381	1,194
Shares redeemed	(39,097)	(59,283)
Net Increase (Decrease) in Shares Outstanding	(35,517)	(52,331)
Class I
Shares sold	48,499	169,999
Shares issued for distributions reinvested	3,244	3,835
Shares redeemed	(89,975)	(95,275)
Net Increase (Decrease) in Shares Outstanding	(38,232)	78,559
Class Y
Shares redeemed	(134)	-
Net Increase (Decrease) in Shares Outstanding	(134)	-
Class Z
Shares sold	79,283	180,305
Shares issued for distributions reinvested	212,130	410,836
Shares redeemed	(1,009,644)	(2,719,570)
Net Increase (Decrease) in Shares Outstanding	(718,231)	(2,128,429)

[a]During the period ended October 31, 2019, 5,831 Class C shares representing $87,409 were automatically converted to 5,837 Class A shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
Class A Shares	October 31, 2019	Year Ended April 30,
(Unaudited)		2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	14.69	14.48	14.99	15.34	15.40	15.18
Investment Operations:
Investment income—net[a]	.16	.32	.25	.24	.22	.19
Net realized and unrealized gain (loss) on investments	.36	.20	(.44)	(.28)	.02	.28
Total from Investment Operations	.52	.52	(.19)	(.04)	.24	.47
Distributions:
Dividends from investment income—net	(.18)	(.31)	(.32)	(.31)	(.30)	(.25)
Net asset value, end of period	15.03	14.69	14.48	14.99	15.34	15.40
Total Return (%)[b]	3.54[c]	3.63	(1.25)	(.34)	1.57	3.11
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.95[d]	1.06	1.08	1.05	1.03	1.03
Ratio of net expenses to average net assets	.90[d]	1.06	1.07	1.05	1.03	1.03
Ratio of net investment income to average net assets	2.11[d]	2.19	1.69	1.56	1.44	1.24
Portfolio Turnover Rate[e]	104.08[c]	45.72	101.15	185.96	278.91	349.59
Net Assets, end of period ($ x 1,000)	25,616	25,980	31,550	39,308	47,354	50,370

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

e The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended October 31, 2019, April 30, 2019, 2018, 2017, 2016 and 2015 were 65.23%, 30.85%, 59.26%, 64.18%, 104.91% and 69.93%, respectively.

See notes to financial statements.

Six Months Ended
Class C Shares	October 31, 2019	Year Ended April 30,
(Unaudited)		2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	14.69	14.48	14.98	15.33	15.40	15.18
Investment Operations:
Investment income—net[a]	.10	.19	.13	.11	.10	.07
Net realized and unrealized gain (loss) on investments	.36	.20	(.44)	(.28)	.01	.28
Total from Investment Operations	.46	.39	(.31)	(.17)	.11	.35
Distributions:
Dividends from investment income—net	(.11)	(.18)	(.19)	(.18)	(.18)	(.13)
Net asset value, end of period	15.04	14.69	14.48	14.98	15.33	15.40
Total Return (%)[b]	3.17[c]	2.71	(2.07)	(1.10)	.72	2.29
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.91[d]	1.92	1.90	1.87	1.83	1.84
Ratio of net expenses to average net assets	1.65[d]	1.92	1.89	1.87	1.83	1.84
Ratio of net investment income to average net assets	1.39[d]	1.33	.86	.74	.64	.43
Portfolio Turnover Rate[e]	104.08[c]	45.72	101.15	185.96	278.91	349.59
Net Assets, end of period ($ x 1,000)	539	1,048	1,791	3,790	4,815	5,390

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

e The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended October 31, 2019, April 30, 2019, 2018, 2017, 2016 and 2015 were 65.23%, 30.85%, 59.26%, 64.18%, 104.91% and 69.93%, respectively.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
Class I Shares	October 31, 2019	Year Ended April 30,
	(Unaudited)	2019	2018	2017[a]
Per Share Data ($):
Net asset value, beginning of period	14.67	14.46	14.99	15.40
Investment Operations:
Investment income—net[b]	.18	.35	.25	.16
Net realized and unrealized gain (loss) on investments	.36	.19	(.42)	(.33)
Total from Investment Operations	.54	.54	(.17)	(.17)
Distributions:
Dividends from investment income—net	(.19)	(.33)	(.36)	(.24)
Net asset value, end of period	15.02	14.67	14.46	14.99
Total Return (%)	3.72[c]	3.73	(1.11)	(1.13)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.75[d]	.86	.93	.85[d]
Ratio of net expenses to average net assets	.65[d]	.86	.92	.84[d]
Ratio of net investment income to average net assets	2.39[d]	2.40	1.84	1.56[d]
Portfolio Turnover Rate[e]	104.08[c]	45.72	101.15	185.96
Net Assets, end of period ($ x 1,000)	2,972	3,464	2,278	3,659

a From August 31, 2016 (commencement of initial offering) to April 30, 2017.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

e The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended October 31, 2019, April 30, 2019, 2018 and 2017 were 65.23%, 30.85%, 59.26% and 64.18%, respectively.

See notes to financial statements.

	Six Months Ended
Class Y Shares	October 31, 2019	Year Ended April 30,
	(Unaudited)	2019	2018	2017	2016[a]
Per Share Data ($):
Net asset value, beginning of period	14.68	14.48	14.99	15.34	15.21
Investment Operations:
Investment income—net[b]	.18	.35	.30	.29	.16
Net realized and unrealized gain (loss) on investments	.37	.19	(.45)	(.28)	.18
Total from Investment Operations	.55	.54	(.15)	.01	.34
Distributions:
Dividends from investment income—net	(.20)	(.34)	(.36)	(.36)	(.21)
Net asset value, end of period	15.03	14.68	14.48	14.99	15.34
Total Return (%)	3.73[c]	3.80	(.96)	(.01)	2.25[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.69[d]	.82	.83	.71	.75[d]
Ratio of net expenses to average net assets	.65[d]	.82	.82	.71	.75[d]
Ratio of net investment income to average net assets	2.35[d]	2.42	1.96	1.90	1.57[d]
Portfolio Turnover Rate[e]	104.08[c]	45.72	101.15	185.96	278.91
Net Assets, end of period ($ x 1,000)	83	83	81	1	1

a From September 1, 2015 (commencement of initial offering) to April 30, 2016.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

e The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended October 31, 2019, April 30, 2019, 2018, 2017 and 2016 were 65.23%, 30.85%, 59.26%, 64.18% and 104.91%, respectively.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Class Z Shares	October 31, 2019	Year Ended April 30,
(Unaudited)		2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	14.69	14.48	14.99	15.34	15.41	15.19
Investment Operations:
Investment income—net[a]	.17	.33	.27	.25	.24	.21
Net realized and unrealized gain (loss) on investments	.36	.20	(.44)	(.28)	.00[b]	.28
Total from Investment Operations	.53	.53	(.17)	(.03)	.24	.49
Distributions:
Dividends from investment income—net	(.18)	(.32)	(.34)	(.32)	(.31)	(.27)
Net asset value, end of period	15.04	14.69	14.48	14.99	15.34	15.41
Total Return (%)	3.64[c]	3.73	(1.18)	(.17)	1.62	3.26
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.82[d]	.95	.96	.96	.91	.90
Ratio of net expenses to average net assets	.80[d]	.95	.95	.95	.91	.90
Ratio of net investment income to average net assets	2.21[d]	2.29	1.81	1.66	1.56	1.36
Portfolio Turnover Rate[e]	104.08[c]	45.72	101.15	185.96	278.91	349.59
Net Assets, end of period ($ x 1,000)	282,597	286,593	313,403	360,462	399,025	432,595

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

e The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended October 31, 2019, April 30, 2019, 2018, 2017, 2016 and 2015 were 65.23%, 30.85%, 59.26%, 64.18%, 104.91% and 69.93%, respectively.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon U.S. Mortgage Fund, Inc. (the “fund”)is registered under the Investment Company Act of 1940, as amended (the “Act”), is a diversified open–end management investment company. The fund’s investment objective is to seek to maximize total return, consisting of capital appreciation and current income. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

Effective June 3, 2019, the fund changed its name from Dreyfus U.S. Mortgage Fund to BNY Mellon U.S. Mortgage Fund, Inc. and reclassified the fund as a standalone fund. In addition, The Dreyfus Corporation, the fund’s investment adviser, changed its name to “BNY Mellon Investment Adviser, Inc.”, MBSC Securities Corporation, the fund’s distributor, changed its name to “BNY Mellon Securities Corporation” and Dreyfus Transfer, Inc., the fund’s transfer agent, changed its name to “BNY Mellon Transfer, Inc.”

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 1.4 billion shares of $.001 par value Common Stock. The fund currently has authorized six classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (100 million shares authorized), Class T (100 million shares authorized), Class Y (100 million shares authorized) and Class Z (900 million shares authorized). Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the fund’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments in swap agreements are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2019 in valuing the fund’s investments:

Level 1 - Unadjusted Quoted Prices		Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed	-	11,549,381	-	11,549,381
Collateralized Municipal- Backed Securities	-	15,259,435	-	15,259,435
Commercial Mortgage-Backed	-	23,406,872	-	23,406,872
Investment Companies	13,876,331	-	-	13,876,331
U.S. Government Agencies Mortgage-Backed	-	281,985,138	-	281,985,138
Other Financial Instruments:
Swaps††	-	87,966	-	87,966
Liabilities ($)
TBA Sales Commitments:†††
U.S. Government Agencies Mortgage-Backed	-	(3,183,312)	-	(3,183,312)

†  See Statement of Investments for additional detailed categorizations, if any.

††  Amount shown represents unrealized (depreciation) at period end, but only variation margin on exchanged traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

†††  See Statement of TBA Sale Commitments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid on a monthly basis. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

On October 31, 2019, the Board declared a cash dividend of $.031, $.020, $.034, $.034 and $.032 per share from undistributed investment income-net for Class A, Class C, Class I, Class Y and Class Z shares, respectively, payable on November 1, 2019, to shareholders of record as of the close of business on October 31, 2019. The ex-dividend date was November 1, 2019.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2019, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2019, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended April 30, 2019 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $9,476,211 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2019. The fund has

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

$5,737,382 of short-term capital losses and $3,738,829 of long-term capital losses which can be carried forward for an unlimited period

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2019 was as follows: ordinary income $7,265,980. The tax character of current year distributions will be determined at the end of the current fiscal year.

(f) New Accounting Pronouncements: Effective June 1, 2019, the fund adopted Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities (“ASU 2017-08”). The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date.

Also effective June 1, 2019, the fund adopted Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that modifies certain disclosure requirements for fair value measurements. The adoption of ASU 2017-08 and ASU 2018-13 had no impact on the operations of the fund for the period ended October 31, 2019.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $1.030 billion unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $830 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is in amount equal to $200 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2019, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Adviser, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. Effective as of May 10, 2019, the Board approved a reduction in the management fee from an annual rate of .60% to an annual rate of .50% of the value of the fund’s average daily net assets. The Agreement provides that if in any full fiscal year, the aggregate expenses of Class Z shares (excluding taxes, brokerage fees, interest on borrowings and extraordinary expenses) exceed 1½% of the value of Class Z shares’ average daily net assets, the fund may deduct these expenses from payments to be made to the Adviser, or the Adviser will bear, such excess expense with respect to Class Z shares. There was no reimbursement pursuant to the Agreement for Class Z shares during the period ended October 31, 2019.

The Adviser has contractually agreed, from May 10, 2019 through August 30, 2020, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of the fund’s Class A, Class C, Class I, Class Y and Class Z shares (excluding taxes, interest expense, brokerage commission, commitment fees on borrowings and extraordinary expenses) do not exceed an annual rate of .90%, 1.65%, .65%, .65% and .80%, respectively, of the value of the fund’s average daily net assets. On or after August 30, 2020, the Adviser may terminate this expense limitation at any time. The reduction in expenses, pursuant to the undertaking, amounted to $51,536 during the period ended October 31, 2019.

During the period ended October 31, 2019, the Distributor retained $21 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended October 31, 2019, Class C shares were charged $2,696 pursuant to the Distribution Plan.

Under the Service Plan adopted pursuant to Rule 12b-1 under the Act, Class Z shares reimburse the Distributor for distributing its shares, for advertising and marketing relating to Class Z shares and servicing shareholder accounts at an amount not to exceed an annual rate of .20% of the value of the average daily net assets of Class Z shares. The Distributor determines the amounts, if any, to be paid to Service Agents (securities dealers, financial institutions or other industry professionals) and the basis on which such payments are made.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Service Plan also separately provides for Class Z shares to bear the costs of preparing, printing and distributing certain of Class Z prospectuses and statements of additional information and costs associated with implementing and operating the Service Plan, not to exceed the greater of $100,000 or .005% of the value of its average daily net assets for any full fiscal year. During the period ended October 31, 2019, Class Z shares were charged $225,959 pursuant to the Service Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2019, Class A and Class C shares were charged $32,516 and $899, respectively, pursuant to the Shareholder Services Plan.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees and the fund has an arrangement with the custodian to receive interest income or be charged an overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2019, the fund was charged $74,323 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2019, the fund was charged $879 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended October 31, 2019, the fund was charged $5,804 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended October 31, 2019, the fund was charged $6,435 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $101,999, Distribution Plan fees of $5,495, Shareholder Services Plan fees of $5,560, custodian fees of $4,800, Chief Compliance Officer fees of $4,504 and transfer agency fees of $26,270, which are offset against an expense reimbursement currently in effect in the amount of $7,083.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and swap agreements, during the period ended October 31, 2019, amounted to $351,718,616 and $339,633,256, respectively, of which $126,785,304 in purchases and $126,777,664 in sales were from mortgage dollar roll transactions.

Mortgage Dollar Rolls: A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The fund accounts for mortgage dollar rolls as purchases and sales transactions. The fund executes mortgage dollar rolls entirely in the To-Be-Announced (“TBA”) market.

TBA Securities: During the period ended October 31, 2019, the fund transacted in TBA securities that involved buying or selling mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however, delivered securities must meet specified terms defined by industry guidelines, including issuer,

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

rate and current principal amount outstanding on underling mortgage pools. TBA securities subject to a forward commitment to sell at period end are included at the end of the fund’s Statement of Investments under the caption “Statement of TBA Sale Commitments.” The proceeds and value of these commitments are reflected in the fund’s Statement of Assets and Liabilities as Receivable for TBA sale commitments (included in receivable securities sold) and TBA sale commitments, at value, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended October 31, 2019 is discussed below.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. There is minimal counterparty risk to the fund with centrally cleared swaps since they are exchange traded and the exchange guarantees these swaps against default. Interest rate swaps open at October 31, 2019 are set forth in the Statement of Swap Agreements.

The following summarizes the average notional value of swap agreements outstanding during the period ended October 31, 2019:

Average Notional Value ($)
Interest rate swap agreements	4,285,714

At October 31, 2019, accumulated net unrealized appreciation on investments inclusive of derivatives contracts was $2,495,068, consisting of $5,008,655 gross unrealized appreciation and $2,513,587 gross unrealized depreciation.

At October 31, 2019, the cost of investments inclusive of derivatives contracts for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on May 6, 2019, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”) and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Amherst Capital Management LLC (the “Subadviser”), provides day-to-day management of the fund’s investments. The Adviser also proposed to amend the Agreement to reduce the management fee payable by the fund from .60% of the fund’s average daily net assets to .50% of the value of the fund’s average daily net assets, effective as of May 10, 2019. The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Subadviser. In considering the renewal of the Agreements and the amendment to the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Subadviser.

The Board also considered that the Adviser stated that there will be no diminution in the nature, extent or quality of the services provided to the fund pursuant to the Agreement, as proposed to be amended, by the Adviser or the Adviser’s affiliates.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe “), all for various periods ended March 31, 2019 and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds. The Board discussed with representatives of the Adviser, its affiliates and/or the Subadviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods, although ranking in the third quartile of the Performance Universe in each period. The Board also considered that the fund’s yield performance was below the Performance Group and Performance Universe medians for all ten one-year periods ended March 31st. It was noted that there were only five other funds in the Performance Group. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Representatives of the Adviser stated that the Adviser has contractually agreed, until November 30, 2019, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of the fund’s Class A, C, I, Y and Z shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .90%, 1.65%, .65%, .65% and .80% for Class A, C, I, Y and Z shares of the fund’s average daily net assets.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by the Adviser that are in the same Lipper category as the fund and (2) paid to the Adviser or Subadviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board considered the fee to the Subadviser in relation to the fee paid to the Adviser by the fund and the respective services provided by the Subadviser and the Adviser. The Board also took into consideration that the Subadviser’s fee is paid by the Adviser (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. Representatives of the Adviser noted that the amendment of the Agreement would result in a reduction in the Adviser’s fee (and therefore negatively impacting profitability and any economies of scale) and that potential benefits would not change materially as a result of the amendment from those considered at the November Meeting. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by the Adviser. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Subadviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and the amendment of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since the Adviser, and not the fund, pays the Subadviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Subadviser’s profitability to be relevant to its deliberations. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Subadviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements and the amendment of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser and Subadviser are adequate and appropriate.

• The Board continued to express concern about the fund’s performance.

• The Board concluded that the fees paid to the Adviser and the Subadviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Subadviser, of the Adviser and the Subadviser and the services provided to the fund by the Adviser and the Subadviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements for the remainder of the one-year term and approve the amendment of the Agreement.

NOTES

NOTES

For More Information

BNY Mellon U.S. Mortgage Fund, Inc.

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: GPGAX Class C: GPNCX Class I: GPNIX Class Y: GPNYX Class Z: DRGMX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.bnymellonim.com/us

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.bnymellonim.com/us and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2019 BNY Mellon Securities Corporation 6100SA1019

Item 2.          Code of Ethics.

                       Not applicable.

Item 3.          Audit Committee Financial Expert.

                       Not applicable.

Item 4.          Principal Accountant Fees and Services.

                       Not applicable.

Item 5.          Audit Committee of Listed Registrants.

                       Not applicable.

Item 6.          Investments.

(a)                  Not applicable.

Item 7.          Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                       Not applicable.

Item 8.          Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.          Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                       Not applicable.

Item 10.        Submission of Matters to a Vote of Security Holders.

                       There have been no material changes to the procedures applicable to Item 10.

Item 11.        Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.        Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.        Exhibits.

(a)(1)     Not applicable.

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)     Not applicable.

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon U.S. Mortgage Fund, Inc.

By:         /s/ Renee LaRoche-Morris

               Renee LaRoche-Morris

               President (Principal Executive Officer)

Date:      December 20, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Renee LaRoche-Morris

               Renee LaRoche-Morris

               President (Principal Executive Officer)

Date:      December 20, 2019

By:         /s/ James Windels

               James Windels

               Treasurer (Principal Financial Officer)

Date:      December 20, 2019

EXHIBIT INDEX

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)